Tax expense/(benefit) - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Tax Expenses [Abstract]
Deferred tax assets	€ 2,052	€ 1,927	[1]	€ 1,096
Deferred tax liabilities	(4,332)	(4,374)	[1]	€ (801)
Total Net deferred tax (liabilities)/assets	€ (2,280)	€ (2,447)

[1]	Refer to Note 3, Scope of consolidation